Financial Information of Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Current Assets	$ 6,383,986	$ 4,545,421
Non-current Assets	21,012,370	15,623,570
TOTAL ASSETS	27,396,356	20,168,991
Current Liabilities	9,650,756	4,934,336
Non-Current Liabilities	8,913,700	6,956,148
EQUITY	8,831,900	8,278,507	$ 7,879,739	$ 11,532,343
TOTAL LIABILITIES AND EQUITY	27,396,356	20,168,991
Revenues	12,119,134	9,489,266	7,007,908
Raw materials and consumables used	(8,142,773)	(5,882,788)	(3,868,218)
Operating Income	2,434,520	2,219,399	1,800,020
Income before taxes	2,104,990	1,645,648	1,376,069
Income tax expenses, continuing operations	(437,932)	(519,134)	(531,461)
NET INCOME	1,667,058	1,126,514	1,014,871
Other comprehensive income (loss)	(1,694,808)	(89,930)	197,139
TOTAL COMPREHENSIVE INCOME	$ (27,750)	$ 1,036,584	$ 1,212,010
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 1,535,494
Non-current Assets	4,426,898
TOTAL ASSETS	5,962,392
Current Liabilities	1,438,355
Non-Current Liabilities	2,871,158
EQUITY	1,652,879
TOTAL LIABILITIES AND EQUITY	5,962,392
Revenues	2,459,201
Raw materials and consumables used	(1,914,222)
Contribution Margin	544,979
Gross Operating Income	243,789
Operating Income	137,736
Financial Results	(98,509)
Income before taxes	39,227
Income tax expenses, continuing operations	(17,209)
NET INCOME	22,018
Other comprehensive income (loss)	(202,092)
TOTAL COMPREHENSIVE INCOME	$ (180,074)
Enel X Brasil S.A [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 14,153
Non-current Assets	9,180
TOTAL ASSETS	23,333
Current Liabilities	5,512
Non-Current Liabilities	42
EQUITY	17,779
TOTAL LIABILITIES AND EQUITY	23,333
Revenues	17,882
Raw materials and consumables used	(8,136)
Contribution Margin	9,746
Gross Operating Income	(559)
Operating Income	(1,412)
Financial Results	(169)
Income before taxes	(1,581)
Income tax expenses, continuing operations	394
NET INCOME	(1,187)
Other comprehensive income (loss)	(2,104)
TOTAL COMPREHENSIVE INCOME	$ (3,291)
Enel Argentina S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 6,657	$ 5,657	$ 6,372
Non-current Assets	139,508	275,369	67,352
TOTAL ASSETS	146,165	281,026	73,724
Current Liabilities	776	490	4,175
EQUITY	145,389	280,536	69,548
TOTAL LIABILITIES AND EQUITY	146,165	281,026	73,723
Gross Operating Income	(618)	(651)	(121)
Operating Income	(618)	252,340	(121)
Financial Results	2,812	1,135	867
Income before taxes	3,657	256,836	746
Income tax expenses, continuing operations	(669)	(185)	(212)
NET INCOME	2,988	256,651	534
Other comprehensive income (loss)	(138,136)	(45,736)	(14,367)
TOTAL COMPREHENSIVE INCOME	$ (135,148)	$ 210,915	$ (13,833)
Enel Generacin Costanera S.A. (formerly Endesa Costanera)
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 132,613	$ 119,110	$ 64,020
Non-current Assets	267,952	204,611	216,261
TOTAL ASSETS	400,565	323,721	280,281
Current Liabilities	136,446	137,870	99,523
Non-Current Liabilities	99,309	142,832	148,582
EQUITY	164,810	43,019	32,175
TOTAL LIABILITIES AND EQUITY	400,565	323,721	280,280
Revenues	162,894	152,399	138,367
Raw materials and consumables used	(15,271)	(8,612)	(7,702)
Contribution Margin	147,623	143,787	130,665
Gross Operating Income	103,430	76,145	73,746
Operating Income	89,235	40,137	48,470
Financial Results	19,250	(27,529)	(33,469)
Income before taxes	108,963	13,009	15,303
Income tax expenses, continuing operations	(17,345)	6,625	1,563
NET INCOME	91,618	19,634	16,866
Other comprehensive income (loss)	(43,235)	(8,824)	(6,894)
TOTAL COMPREHENSIVE INCOME	$ 48,383	$ 10,810	$ 9,972
Enel Generacion El Chocon S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 95,054	$ 81,241	$ 83,507
Non-current Assets	370,645	297,979	316,261
TOTAL ASSETS	465,699	379,220	399,768
Current Liabilities	82,599	68,075	107,282
Non-Current Liabilities	85,399	84,620	77,218
EQUITY	297,701	226,525	215,267
TOTAL LIABILITIES AND EQUITY	465,699	379,220	399,767
Revenues	67,134	58,459	42,185
Raw materials and consumables used	(4,675)	(6,837)	(4,796)
Contribution Margin	62,459	51,622	37,389
Gross Operating Income	53,087	38,115	26,000
Operating Income	32,994	34,920	22,985
Financial Results	106,969	54,815	48,748
Income before taxes	141,617	91,041	73,083
Income tax expenses, continuing operations	(51,466)	2,392	(25,191)
NET INCOME	90,151	93,433	47,892
Other comprehensive income (loss)	(130,515)	(39,053)	(55,725)
TOTAL COMPREHENSIVE INCOME	$ (40,364)	$ 54,380	$ (7,833)
Empresa Distribuidora Sur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 312,128	$ 396,740	$ 378,242
Non-current Assets	1,381,972	830,423	666,194
TOTAL ASSETS	1,694,100	1,227,163	1,044,436
Current Liabilities	710,707	919,538	742,583
Non-Current Liabilities	347,653	298,111	299,166
EQUITY	635,740	9,514	2,687
TOTAL LIABILITIES AND EQUITY	1,694,100	1,227,163	1,044,436
Revenues	1,189,950	1,276,849	991,979
Raw materials and consumables used	(729,223)	(740,418)	(453,123)
Contribution Margin	460,727	536,431	538,856
Gross Operating Income	179,203	157,730	173,500
Operating Income	77,990	150,952	142,843
Financial Results	127,247	(176,791)	(163,671)
Income before taxes	205,078	(25,712)	(20,771)
Income tax expenses, continuing operations	(101,101)	36,981	(10,370)
NET INCOME	103,977	11,269	(31,141)
Other comprehensive income (loss)	(347,881)	(4,442)	(8,380)
TOTAL COMPREHENSIVE INCOME	$ (243,904)	$ 6,827	$ (39,521)
Enel Trading Argentina S R L
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 14,550	$ 23,397
Non-current Assets	1,008	188
TOTAL ASSETS	15,558	23,585
Current Liabilities	13,940	22,479
EQUITY	1,618	1,106
TOTAL LIABILITIES AND EQUITY	15,558	23,585
Revenues	4,738	4,271
Raw materials and consumables used	(305)	(583)
Contribution Margin	4,433	3,688
Gross Operating Income	1,357	(457)
Operating Income	1,083	(543)
Financial Results	(2,456)	416
Income before taxes	(1,370)	(127)
Income tax expenses, continuing operations	(408)	(307)
NET INCOME	(1,778)	(434)
Other comprehensive income (loss)	(571)	(242)
TOTAL COMPREHENSIVE INCOME	$ (2,349)	$ (676)
Grupo Dock Sud, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated	Consolidated	Consolidated
Current Assets	$ 55,921	$ 63,803	$ 48,286
Non-current Assets	263,659	147,504	159,109
TOTAL ASSETS	319,580	211,307	207,395
Current Liabilities	63,756	50,858	42,865
Non-Current Liabilities	55,240	33,693	54,573
EQUITY	200,584	126,756	109,956
TOTAL LIABILITIES AND EQUITY	319,580	211,307	207,394
Revenues	94,769	88,071	129,002
Raw materials and consumables used	(20,986)	(12,070)	(79,115)
Contribution Margin	73,783	76,001	49,887
Gross Operating Income	58,725	55,486	36,293
Operating Income	33,999	39,097	19,316
Financial Results	35,743	24,711	11,333
Income before taxes	69,850	63,907	30,674
Income tax expenses, continuing operations	(29,790)	(17,212)	(10,709)
NET INCOME	40,060	46,695	19,965
Other comprehensive income (loss)	(104,651)	(23,122)	(29,312)
TOTAL COMPREHENSIVE INCOME	$ (64,591)	$ 23,573	$ (9,347)
Grupo Enel Argentina Formerly Named Endesa Argentina
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated	Consolidated
Current Assets	$ 263,345	$ 228,046
Non-current Assets	916,274	506,432
TOTAL ASSETS	1,179,619	734,478
Current Liabilities	221,534	206,678
Non-Current Liabilities	182,169	225,111
EQUITY	775,916	302,689
TOTAL LIABILITIES AND EQUITY	1,179,619	734,478
Revenues	229,458	209,346
Raw materials and consumables used	(19,945)	(15,449)
Contribution Margin	209,513	193,897
Gross Operating Income	155,467	113,259
Operating Income	121,179	74,056
Financial Results	140,459	31,581
Income before taxes	307,883	112,122
Income tax expenses, continuing operations	(72,221)	7,771
NET INCOME	235,662	119,893
Other comprehensive income (loss)	(355,051)	(57,436)
TOTAL COMPREHENSIVE INCOME	$ (119,389)	$ 62,457
Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 1,681,474	$ 386,459	$ 271,399
Non-current Assets	3,892,112	3,395,350	1,304,479
TOTAL ASSETS	5,573,586	3,781,809	1,575,878
Current Liabilities	2,720,641	201,292	95,966
Non-Current Liabilities	225,312	392,169	11,988
EQUITY	2,627,633	3,188,348	1,467,924
TOTAL LIABILITIES AND EQUITY	5,573,586	3,781,809	1,575,878
Revenues	174
Raw materials and consumables used	(96)	(256)	(9)
Contribution Margin	78	(256)	(9)
Gross Operating Income	(46,334)	(44,430)	(39,824)
Operating Income	(46,374)	(44,561)	(44,859)
Financial Results	(119,900)	18,874	68,352
Income before taxes	(106,575)	182,137	149,406
Income tax expenses, continuing operations	44,864	(894)	11,146
NET INCOME	(61,711)	181,243	160,552
Other comprehensive income (loss)	(441,136)	(97,449)	178,487
TOTAL COMPREHENSIVE INCOME	$ (502,847)	$ 83,794	$ 339,039
Enel Generacin Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 140,483	$ 114,507
Non-current Assets	189,912	204,939
TOTAL ASSETS	330,395	319,446
Current Liabilities	123,850	71,632
Non-Current Liabilities	60,960	61,310
EQUITY	145,585	186,504
TOTAL LIABILITIES AND EQUITY	330,395	319,446
Revenues	211,536	261,358
Raw materials and consumables used	(207,475)	(146,668)
Contribution Margin	4,061	114,690
Gross Operating Income	(6,852)	103,174
Operating Income	(16,483)	88,737
Financial Results	(5,857)	(804)
Income before taxes	(22,340)	87,933
Income tax expenses, continuing operations	7,309	(29,488)
NET INCOME	(15,031)	58,445
Other comprehensive income (loss)	(25,888)	(8,669)
TOTAL COMPREHENSIVE INCOME	$ (40,919)	$ 49,776
Emgesa S.A. E.S.P.
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 327,288	$ 289,865
Non-current Assets		2,696,892	2,712,409
TOTAL ASSETS		3,024,180	3,002,274
Current Liabilities		399,751	422,919
Non-Current Liabilities		1,335,485	1,418,040
EQUITY		1,288,944	1,161,315
TOTAL LIABILITIES AND EQUITY		3,024,180	3,002,274
Revenues		1,159,789	1,163,428
Raw materials and consumables used		(396,303)	(437,977)
Contribution Margin		763,486	725,451
Gross Operating Income		682,009	653,176
Operating Income		610,958	555,783
Financial Results		(119,198)	(146,729)
Income before taxes		492,089	409,125
Income tax expenses, continuing operations		(191,743)	(159,720)
NET INCOME		300,346	249,405
Other comprehensive income (loss)		(1,000)	10,928
TOTAL COMPREHENSIVE INCOME		$ 299,346	$ 260,333
Generandes Peru S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets			$ 1,098
Non-current Assets			321,417
TOTAL ASSETS			322,515
Current Liabilities			83
EQUITY			322,431
TOTAL LIABILITIES AND EQUITY			322,514
Revenues			2
Contribution Margin			2
Gross Operating Income		$ (12)	(26)
Operating Income		(12)	(26)
Financial Results		15	287
Income before taxes		12,955	24,106
Income tax expenses, continuing operations		4	(75)
NET INCOME		12,959	24,031
Other comprehensive income (loss)		9,705	(14,335)
TOTAL COMPREHENSIVE INCOME		$ 22,664	$ 9,696
EGP Cachoeira Dourada S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 301,315	$ 231,833	$ 136,712
Non-current Assets	103,975	129,520	132,381
TOTAL ASSETS	405,290	361,353	269,093
Current Liabilities	244,418	221,039	117,359
Non-Current Liabilities	3,075	1,443	1,381
EQUITY	157,797	138,871	150,352
TOTAL LIABILITIES AND EQUITY	405,290	361,353	269,092
Revenues	540,344	503,093	288,156
Raw materials and consumables used	(417,506)	(372,087)	(150,561)
Contribution Margin	122,838	131,006	137,595
Gross Operating Income	109,049	115,811	125,785
Operating Income	102,351	107,414	118,233
Financial Results	7,959	520	6,490
Income before taxes	110,311	107,935	124,723
Income tax expenses, continuing operations	(37,719)	(37,023)	(42,655)
NET INCOME	72,592	70,912	82,068
Other comprehensive income (loss)	(18,168)	(9,035)	19,723
TOTAL COMPREHENSIVE INCOME	$ 54,424	$ 61,877	$ 101,791
Enel Green Power Proyectos I Volta Grande [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 94,170	$ 27,586
Non-current Assets	355,666	416,760
TOTAL ASSETS	449,836	444,346
Current Liabilities	274,015	5,170
Non-Current Liabilities		261,883
EQUITY	175,821	177,293
TOTAL LIABILITIES AND EQUITY	449,836	444,346
Revenues	81,939	8,546
Raw materials and consumables used	(10,644)	(759)
Contribution Margin	71,295	7,787
Gross Operating Income	68,654	7,473
Operating Income	68,653	7,473
Financial Results	(15,031)	(753)
Income before taxes	53,622	6,720
Income tax expenses, continuing operations	(18,732)	(1,027)
NET INCOME	34,890	5,693
Other comprehensive income (loss)	(30,953)	(5,667)
TOTAL COMPREHENSIVE INCOME	$ 3,937	$ 26
Chinango S.A.C.
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 34,081
Non-current Assets			142,768
TOTAL ASSETS			176,849
Current Liabilities			15,970
Non-Current Liabilities			50,882
EQUITY			109,997
TOTAL LIABILITIES AND EQUITY			176,849
Revenues			54,697
Raw materials and consumables used			(14,387)
Contribution Margin			40,310
Gross Operating Income			33,488
Operating Income			28,950
Financial Results			(820)
Income before taxes			39,595
Income tax expenses, continuing operations			(13,619)
NET INCOME			25,976
Other comprehensive income (loss)			(3,513)
TOTAL COMPREHENSIVE INCOME			$ 22,463
Enel Cien S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 120,897	$ 65,440	$ 58,663
Non-current Assets	183,601	273,718	293,459
TOTAL ASSETS	304,498	339,158	352,122
Current Liabilities	9,403	12,165	65,338
Non-Current Liabilities	18,424	60,455	39,623
EQUITY	276,671	266,538	247,161
TOTAL LIABILITIES AND EQUITY	304,498	339,158	352,122
Revenues	82,608	88,727	77,941
Raw materials and consumables used	(1,626)	(2,654)	(2,959)
Contribution Margin	80,982	86,073	74,982
Gross Operating Income	72,831	75,234	66,545
Operating Income	56,219	58,479	50,787
Financial Results	31,686	9,371	(8,095)
Income before taxes	87,905	67,850	42,692
Income tax expenses, continuing operations	(29,729)	(23,180)	(14,583)
NET INCOME	58,176	44,670	28,109
Other comprehensive income (loss)	(40,853)	(6,945)	29,453
TOTAL COMPREHENSIVE INCOME	$ 17,323	$ 37,725	$ 57,562
Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 6,912	$ 12,373
Non-current Assets	5,755	1,466
TOTAL ASSETS	12,667	13,839
Current Liabilities	50,780	20,856
Non-Current Liabilities	5,431	27,122
EQUITY	(43,544)	(34,139)
TOTAL LIABILITIES AND EQUITY	12,667	13,839
Revenues	1,140	1,378
Contribution Margin	1,140	1,378
Gross Operating Income	591	513
Operating Income	(986)	348
Financial Results	(21,519)	(12,955)
Income before taxes	(22,506)	(12,606)
Income tax expenses, continuing operations	(176)	(50)
NET INCOME	(22,682)	(12,656)
Other comprehensive income (loss)	13,664	6,385
TOTAL COMPREHENSIVE INCOME	$ (9,018)	$ (6,271)
Enel Distribucin Cear S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 538,216	$ 568,437
Non-current Assets	1,209,995	1,209,306
TOTAL ASSETS	1,748,211	1,777,743
Current Liabilities	517,761	546,763
Non-Current Liabilities	440,495	388,085
EQUITY	789,955	842,895
TOTAL LIABILITIES AND EQUITY	1,748,211	1,777,743
Revenues	1,410,602	1,453,275
Raw materials and consumables used	(1,037,015)	(1,022,360)
Contribution Margin	373,587	430,915
Gross Operating Income	213,754	262,901
Operating Income	140,035	191,446
Financial Results	(17,507)	(24,074)
Income before taxes	122,528	167,693
Income tax expenses, continuing operations	(22,092)	(30,373)
NET INCOME	100,436	137,320
Other comprehensive income (loss)	(128,063)	(22,054)
TOTAL COMPREHENSIVE INCOME	$ (27,627)	$ 115,266
Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 9,097	$ 15,560	$ 17,227
Non-current Assets	2,196	789	1,015
TOTAL ASSETS	11,293	16,349	18,242
Current Liabilities	50,940	19,603	15,002
Non-Current Liabilities	2,493	26,531	26,891
EQUITY	(42,140)	(29,785)	(23,652)
TOTAL LIABILITIES AND EQUITY	11,293	16,349	18,241
Revenues	1,193	1,465	1,570
Contribution Margin	1,193	1,465	1,570
Gross Operating Income	716	881	986
Operating Income	(650)	753	841
Financial Results	(21,535)	(12,405)	(9,233)
Income before taxes	(22,185)	(11,651)	(8,392)
Income tax expenses, continuing operations	44
NET INCOME	(22,141)	(11,651)	(8,392)
Other comprehensive income (loss)	13,101	5,543	5,499
TOTAL COMPREHENSIVE INCOME	$ (9,040)	$ (6,108)	$ (2,893)
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution)
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 723,616	$ 531,919
Non-current Assets		2,145,932	1,952,235
TOTAL ASSETS		2,869,548	2,484,154
Current Liabilities		831,455	641,593
Non-Current Liabilities		1,006,034	1,128,351
EQUITY		1,032,059	714,210
TOTAL LIABILITIES AND EQUITY		2,869,548	2,484,154
Revenues		1,661,756	1,313,724
Raw materials and consumables used		(1,206,285)	(903,880)
Contribution Margin		455,471	409,844
Gross Operating Income		241,314	174,022
Operating Income		109,275	40,585
Financial Results		(153,947)	(129,209)
Income before taxes		(44,041)	(90,146)
Income tax expenses, continuing operations		13,330	26,620
NET INCOME		(30,711)	(63,526)
Other comprehensive income (loss)		(28,186)	90,351
TOTAL COMPREHENSIVE INCOME		$ (58,897)	$ 26,825
Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 611,450
Non-current Assets	1,964,754
TOTAL ASSETS	2,576,204
Current Liabilities	865,349
Non-Current Liabilities	781,211
EQUITY	929,644
TOTAL LIABILITIES AND EQUITY	2,576,204
Revenues	1,510,676
Raw materials and consumables used	(1,026,864)
Contribution Margin	483,812
Gross Operating Income	294,177
Operating Income	172,577
Financial Results	(96,634)
Income before taxes	75,943
Income tax expenses, continuing operations	(27,646)
NET INCOME	48,297
Other comprehensive income (loss)	(152,089)
TOTAL COMPREHENSIVE INCOME	$ (103,792)
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 694,885	$ 666,468
Non-current Assets	2,478,860	2,365,423
TOTAL ASSETS	3,173,745	3,031,891
Current Liabilities	613,692	664,476
Non-Current Liabilities	1,154,300	1,305,858
EQUITY	1,405,753	1,061,557
TOTAL LIABILITIES AND EQUITY	3,173,745	3,031,891
Revenues	1,541,938	1,536,277
Raw materials and consumables used	(1,106,151)	(1,133,252)
Contribution Margin	435,787	403,025
Gross Operating Income	254,481	144,544
Operating Income	157,911	41,504
Financial Results	(51,253)	(72,334)
Income before taxes	107,044	(30,826)
Income tax expenses, continuing operations	318,307	40,895
NET INCOME	425,351	10,069
Other comprehensive income (loss)	(199,597)	(16,279)
TOTAL COMPREHENSIVE INCOME	$ 225,754	$ (6,210)
Endesa Cemsa, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 25,704
Non-current Assets			192
TOTAL ASSETS			25,896
Current Liabilities			24,114
EQUITY			1,782
TOTAL LIABILITIES AND EQUITY			25,896
Revenues			3,224
Raw materials and consumables used			(347)
Contribution Margin			2,877
Gross Operating Income			(268)
Operating Income			(397)
Financial Results			49
Income before taxes			(319)
Income tax expenses, continuing operations			(173)
NET INCOME			(492)
Other comprehensive income (loss)			(635)
TOTAL COMPREHENSIVE INCOME			$ (1,127)
Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 336,791
Non-current Assets	2,511,365
TOTAL ASSETS	2,848,156
Current Liabilities	510,844
Non-Current Liabilities	1,032,101
EQUITY	1,305,211
TOTAL LIABILITIES AND EQUITY	2,848,156
Revenues	1,259,471
Raw materials and consumables used	(478,264)
Contribution Margin	781,207
Gross Operating Income	707,149
Operating Income	633,075
Financial Results	(101,981)
Income before taxes	531,118
Income tax expenses, continuing operations	(185,554)
NET INCOME	345,564
Other comprehensive income (loss)	(117,250)
TOTAL COMPREHENSIVE INCOME	$ 228,314
Enel Soluciones S A Formerly Named E N Brasil Comercio Servicios S A
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 10,809
Non-current Assets		6,425
TOTAL ASSETS		17,234
Current Liabilities		4,924
Non-Current Liabilities		634
EQUITY		11,676
TOTAL LIABILITIES AND EQUITY		17,234
Revenues		18,399
Raw materials and consumables used		(9,826)
Contribution Margin		8,573
Gross Operating Income		798
Operating Income		183
Financial Results		(910)
Income before taxes		(726)
Income tax expenses, continuing operations		1,095
NET INCOME		369
Other comprehensive income (loss)		(471)
TOTAL COMPREHENSIVE INCOME		$ (102)
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 414,711	$ 402,852	$ 411,321
Non-current Assets	1,686,783	1,668,741	1,493,800
TOTAL ASSETS	2,101,494	2,071,593	1,905,121
Current Liabilities	650,760	547,780	548,849
Non-Current Liabilities	598,455	636,505	510,364
EQUITY	852,279	887,308	845,909
TOTAL LIABILITIES AND EQUITY	2,101,494	2,071,593	1,905,122
Revenues	1,713,801	1,542,994	1,387,098
Raw materials and consumables used	(1,032,452)	(872,528)	(795,079)
Contribution Margin	681,349	670,466	592,019
Gross Operating Income	522,969	520,930	464,379
Operating Income	389,002	411,666	374,945
Financial Results	(57,795)	(55,757)	(52,379)
Income before taxes	331,372	356,055	315,669
Income tax expenses, continuing operations	(125,242)	(144,932)	(135,935)
NET INCOME	206,130	211,123	179,734
Other comprehensive income (loss)	(81,177)	1,953	(131)
TOTAL COMPREHENSIVE INCOME	$ 124,953	$ 213,076	$ 179,603
Enel Peru S A C
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 36,807	$ 11,481
Non-current Assets	1,376,103	1,448,680
TOTAL ASSETS	1,412,910	1,460,161
Current Liabilities	69,295	76,002
Non-Current Liabilities	10,460	10,912
EQUITY	1,333,155	1,373,247
TOTAL LIABILITIES AND EQUITY	1,412,910	1,460,161
Gross Operating Income	337	(2,269)
Operating Income	337	(2,271)
Financial Results	(4,852)	(123)
Income before taxes	185,519	29,500
NET INCOME	185,519	29,500
Other comprehensive income (loss)	(56,062)	7,964
TOTAL COMPREHENSIVE INCOME	$ 129,457	$ 37,464
Enel Generacion Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 333,468	$ 330,595	$ 261,485
Non-current Assets	914,287	980,250	970,275
TOTAL ASSETS	1,247,755	1,310,845	1,231,760
Current Liabilities	169,579	175,026	195,194
Non-Current Liabilities	234,383	249,370	261,198
EQUITY	843,793	886,449	775,367
TOTAL LIABILITIES AND EQUITY	1,247,755	1,310,845	1,231,759
Revenues	653,276	595,379	538,018
Raw materials and consumables used	(336,615)	(299,959)	(298,284)
Contribution Margin	316,661	295,420	239,734
Gross Operating Income	257,625	240,666	164,309
Operating Income	209,490	174,623	107,145
Financial Results	13,325	(7,835)	(6,493)
Income before taxes	263,975	189,052	134,037
Income tax expenses, continuing operations	(69,105)	(52,740)	(70,132)
NET INCOME	194,870	136,312	63,905
Other comprehensive income (loss)	(35,507)	28,646	(33,312)
TOTAL COMPREHENSIVE INCOME	$ 159,363	$ 164,958	$ 30,593
Enel Generacion Peru S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 85,080	$ 80,426
Non-current Assets	175,196	189,558
TOTAL ASSETS	260,276	269,984
Current Liabilities	51,046	53,974
Non-Current Liabilities	68,377	86,622
EQUITY	140,853	129,388
TOTAL LIABILITIES AND EQUITY	260,276	269,984
Revenues	89,395	87,519
Raw materials and consumables used	(37,266)	(37,928)
Contribution Margin	52,129	49,591
Gross Operating Income	42,112	39,492
Operating Income	30,028	26,869
Financial Results	(4,368)	(1,293)
Income before taxes	25,685	25,581
Income tax expenses, continuing operations	(8,003)	(8,075)
NET INCOME	17,682	17,506
Other comprehensive income (loss)	(6,155)	4,618
TOTAL COMPREHENSIVE INCOME	$ 11,527	$ 22,124
Enel Distribucion Peru S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 112,287	$ 169,384	$ 190,383
Non-current Assets	1,210,429	1,156,086	1,045,207
TOTAL ASSETS	1,322,716	1,325,470	1,235,590
Current Liabilities	268,883	299,001	294,325
Non-Current Liabilities	431,856	440,185	442,113
EQUITY	621,977	586,284	499,152
TOTAL LIABILITIES AND EQUITY	1,322,716	1,325,470	1,235,590
Revenues	912,950	884,291	874,119
Raw materials and consumables used	(610,701)	(583,785)	(590,819)
Contribution Margin	302,249	300,506	283,300
Gross Operating Income	232,137	230,065	213,269
Operating Income	175,848	174,257	166,057
Financial Results	(22,150)	(24,278)	(24,648)
Income before taxes	153,693	151,284	141,442
Income tax expenses, continuing operations	(49,024)	(46,154)	(49,021)
NET INCOME	104,669	105,130	92,421
Other comprehensive income (loss)	(25,666)	13,416	(20,003)
TOTAL COMPREHENSIVE INCOME	$ 79,003	$ 118,546	$ 72,418
Inversiones Distrilima S A
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets			$ 26,813
Non-current Assets			71,595
TOTAL ASSETS			98,408
Current Liabilities			106
EQUITY			98,303
TOTAL LIABILITIES AND EQUITY			98,409
Gross Operating Income		$ (1)	(8)
Operating Income		(1)	(8)
Financial Results		484	1,583
Income before taxes		15,986	21,327
Income tax expenses, continuing operations		(160)	(441)
NET INCOME		15,826	20,886
Other comprehensive income (loss)		2,501	(3,999)
TOTAL COMPREHENSIVE INCOME		$ 18,327	$ 16,887
Grupo Distrilima [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated	Consolidated
Current Assets			$ 197,936
Non-current Assets			1,045,207
TOTAL ASSETS			1,243,143
Current Liabilities			275,170
Non-Current Liabilities			442,113
EQUITY			525,859
TOTAL LIABILITIES AND EQUITY			1,243,142
Revenues		$ 303,228	874,119
Raw materials and consumables used		(204,910)	(590,819)
Contribution Margin			283,300
Gross Operating Income		76,389	213,261
Operating Income		58,184	166,049
Financial Results		(7,357)	(23,065)
Income before taxes		51,465	143,017
Income tax expenses, continuing operations		(15,874)	(49,463)
NET INCOME		35,591	93,554
Other comprehensive income (loss)		17,636	(21,198)
TOTAL COMPREHENSIVE INCOME		$ 53,227	$ 72,356
Grupo Enel Brasil [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated	Consolidated	Consolidated
Current Assets	$ 4,112,113	$ 2,505,682	$ 1,377,303
Non-current Assets	11,587,158	6,810,297	3,685,719
TOTAL ASSETS	15,699,271	9,315,979	5,063,022
Current Liabilities	6,524,502	2,157,412	1,235,334
Non-Current Liabilities	5,555,695	3,398,528	1,207,825
EQUITY	3,619,074	3,760,039	2,619,863
TOTAL LIABILITIES AND EQUITY	15,699,271	9,315,979	5,063,022
Revenues	7,492,092	5,174,413	2,811,032
Raw materials and consumables used	(5,366,693)	(3,540,939)	(1,688,731)
Contribution Margin	2,125,399	1,633,474	1,122,301
Gross Operating Income	1,201,286	908,152	652,275
Operating Income	766,565	560,994	396,574
Financial Results	(435,467)	(250,488)	(101,824)
Income before taxes	331,484	311,459	293,506
Income tax expenses, continuing operations	217,615	(66,715)	(70,272)
NET INCOME	549,099	244,744	223,234
Other comprehensive income (loss)	(689,804)	(76,845)	332,372
TOTAL COMPREHENSIVE INCOME	$ (140,705)	$ 167,899	$ 555,606
Grupo Electrica Cabo Blanco S A C
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated
Revenues		$ 29,653
Raw materials and consumables used		(12,030)
Gross Operating Income		14,433
Operating Income		11,699
Financial Results		1,127
Income before taxes		11,167
Income tax expenses, continuing operations		(2,840)
NET INCOME		8,327
Other comprehensive income (loss)		4,832
TOTAL COMPREHENSIVE INCOME		$ 13,159
Grupo Generandes Peru [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated	Consolidated
Current Assets			$ 296,618
Non-current Assets			1,094,096
TOTAL ASSETS			1,390,714
Current Liabilities			211,201
Non-Current Liabilities			312,080
EQUITY			867,433
TOTAL LIABILITIES AND EQUITY			1,390,714
Revenues		$ 197,769	592,368
Raw materials and consumables used		(93,827)	(312,321)
Contribution Margin		103,942	280,047
Gross Operating Income		84,435	197,770
Operating Income		64,530	136,069
Financial Results		(4,006)	(7,026)
Income before taxes		62,197	166,081
Income tax expenses, continuing operations		(18,304)	(83,826)
NET INCOME		43,893	82,255
Other comprehensive income (loss)		31,813	(19,250)
TOTAL COMPREHENSIVE INCOME		$ 75,706	$ 63,005
Grupo Enel Peru
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated	Consolidated
Current Assets	$ 488,824	$ 458,175
Non-current Assets	2,401,685	2,477,110
TOTAL ASSETS	2,890,509	2,935,285
Current Liabilities	490,068	487,028
Non-Current Liabilities	770,021	812,357
EQUITY	1,630,420	1,635,900
TOTAL LIABILITIES AND EQUITY	2,890,509	2,935,285
Revenues	1,505,635	949,802
Raw materials and consumables used	(798,330)	(487,661)
Contribution Margin	707,305
Gross Operating Income	564,020	363,132
Operating Income	443,246	265,430
Financial Results	(18,583)	(23,071)
Income before taxes	451,681	249,116
Income tax expenses, continuing operations	(134,059)	(76,548)
NET INCOME	317,622	172,568
Other comprehensive income (loss)	(127,835)	(21,614)
TOTAL COMPREHENSIVE INCOME	$ 189,787	$ 150,954
Chilectra Amricas S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Gross Operating Income			$ (2,575)
Operating Income			(2,575)
Financial Results			2,350
Income before taxes			16,623
Income tax expenses, continuing operations			(192)
NET INCOME			16,431
Other comprehensive income (loss)			74,224
TOTAL COMPREHENSIVE INCOME			$ 90,655
Endesa Amricas S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Revenues			$ 2
Contribution Margin			2
Gross Operating Income			(10,134)
Operating Income			(10,134)
Financial Results			2,213
Income before taxes			90,965
Income tax expenses, continuing operations			(74)
NET INCOME			90,891
Other comprehensive income (loss)			(7)
TOTAL COMPREHENSIVE INCOME			$ 90,884
Central Generadora Termoelectrica Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 69,443
Non-current Assets			201,866
TOTAL ASSETS			271,309
Current Liabilities			61,492
Non-Current Liabilities			1,103
EQUITY			208,714
TOTAL LIABILITIES AND EQUITY			271,309
Revenues			238,213
Raw materials and consumables used			(143,920)
Contribution Margin			94,293
Gross Operating Income			81,487
Operating Income			73,157
Financial Results			839
Income before taxes			73,995
Income tax expenses, continuing operations			(26,869)
NET INCOME			47,126
Other comprehensive income (loss)			27,117
TOTAL COMPREHENSIVE INCOME			$ 74,243
Enel Solucoes S A Formerly Named E N Brasil Comercio Servicios S A
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 6,136
Non-current Assets			4,945
TOTAL ASSETS			11,081
Current Liabilities			12,476
EQUITY			(1,395)
TOTAL LIABILITIES AND EQUITY			11,081
Revenues			9,744
Raw materials and consumables used			(6,030)
Contribution Margin			3,714
Gross Operating Income			(2,095)
Operating Income			(2,371)
Financial Results			(438)
Income before taxes			(2,809)
Income tax expenses, continuing operations			54
NET INCOME			(2,755)
Other comprehensive income (loss)			33
TOTAL COMPREHENSIVE INCOME			$ (2,722)
Generalima S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 8,716
Non-current Assets			58,327
TOTAL ASSETS			67,043
Current Liabilities			33,257
Non-Current Liabilities			9,849
EQUITY			23,937
TOTAL LIABILITIES AND EQUITY			67,043
Revenues			1
Contribution Margin			1
Gross Operating Income			(13,718)
Operating Income			(13,720)
Financial Results			(1,967)
Income before taxes			(15,687)
NET INCOME			(15,687)
Other comprehensive income (loss)			(1,739)
TOTAL COMPREHENSIVE INCOME			$ (17,426)
Electrica Cabo Blanco, S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Current Assets			$ 97,063
Non-current Assets			165,037
TOTAL ASSETS			262,100
Current Liabilities			51,201
Non-Current Liabilities			89,795
EQUITY			121,104
TOTAL LIABILITIES AND EQUITY			262,100
Revenues			97,309
Raw materials and consumables used			(42,312)
Contribution Margin			54,997
Gross Operating Income			44,378
Operating Income			36,174
Financial Results			(2,444)
Income before taxes			33,726
Income tax expenses, continuing operations			(10,440)
NET INCOME			23,286
Other comprehensive income (loss)			(4,496)
TOTAL COMPREHENSIVE INCOME			$ 18,790
Grupo Endesa Americas
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Current Assets			$ 739,600
Non-current Assets			5,274,797
TOTAL ASSETS			6,014,397
Current Liabilities			844,423
Non-Current Liabilities			1,953,633
EQUITY			3,216,341
TOTAL LIABILITIES AND EQUITY			6,014,397
Revenues			1,582,909
Raw materials and consumables used			(619,201)
Contribution Margin			963,708
Gross Operating Income			771,871
Operating Income			611,033
Financial Results			(146,233)
Income before taxes			569,842
Income tax expenses, continuing operations			(206,257)
NET INCOME			363,585
Other comprehensive income (loss)			198,867
TOTAL COMPREHENSIVE INCOME			$ 562,452
Chinango S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 5,798	$ 7,621
Non-current Assets	137,059	144,813
TOTAL ASSETS	142,857	152,434
Current Liabilities	7,946	16,351
Non-Current Liabilities	25,562	25,269
EQUITY	109,349	110,814
TOTAL LIABILITIES AND EQUITY	142,857	152,434
Revenues	54,434	52,094
Raw materials and consumables used	(15,469)	(14,169)
Contribution Margin	38,965	37,925
Gross Operating Income	33,910	31,518
Operating Income	29,643	27,203
Financial Results	(255)	(448)
Income before taxes	29,388	26,755
Income tax expenses, continuing operations	(8,562)	(7,705)
NET INCOME	20,826	19,050
Other comprehensive income (loss)	(4,445)	3,775
TOTAL COMPREHENSIVE INCOME	$ 16,381	$ 22,825
Enel Distribucin Ceara S.A. (formerly Coelce)
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 482,880
Non-current Assets			1,048,701
TOTAL ASSETS			1,531,581
Current Liabilities			419,383
Non-Current Liabilities			340,877
EQUITY			771,321
TOTAL LIABILITIES AND EQUITY			1,531,581
Revenues			1,201,906
Raw materials and consumables used			(802,341)
Contribution Margin			399,565
Gross Operating Income			244,744
Operating Income			159,771
Financial Results			(21,213)
Income before taxes			138,836
Income tax expenses, continuing operations			(23,975)
NET INCOME			114,861
Other comprehensive income (loss)			89,729
TOTAL COMPREHENSIVE INCOME			$ 204,590
Grupo Enel Argentina
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Current Assets			$ 153,273
Non-current Assets			535,021
TOTAL ASSETS			688,294
Current Liabilities			210,237
Non-Current Liabilities			223,513
EQUITY			254,545
TOTAL LIABILITIES AND EQUITY			688,295
Revenues			179,030
Raw materials and consumables used			(12,498)
Contribution Margin			166,532
Gross Operating Income			99,597
Operating Income			71,306
Financial Results			15,731
Income before taxes			88,468
Income tax expenses, continuing operations			(23,861)
NET INCOME			64,607
Other comprehensive income (loss)			(80,989)
TOTAL COMPREHENSIVE INCOME			$ (16,382)